SEGMENT REPORTING - Narrative (Details)	6 Months Ended
Jun. 30, 2023 segment company
Segment Reporting Information [Line Items]
Number of operating segments | segment	3
UNITED STATES | Reinsurance
Segment Reporting Information [Line Items]
Number of US ceding company | company	2